15 Intangible assets (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of intangible assets [Line Items]
Current liabilities	R$ 130,207	R$ 110,291
Noncurrent liabilities	3,045,066	3,183,689
Total liabilities	3,175,273	3,293,980
Alto Tiete [member]
Summary of intangible assets [Line Items]
Current liabilities	59,429	44,003
Noncurrent liabilities	149,726	208,217
Total liabilities	209,155	252,220
Sao Lourenco [member]
Summary of intangible assets [Line Items]
Current liabilities	70,778	66,288
Noncurrent liabilities	2,895,340	2,975,472
Total liabilities	R$ 2,966,118	R$ 3,041,760